CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands		Total		Common Stock		Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total UpHealth, Inc. Stockholders' Equity	Noncontrolling Interests
Balance at beginning of period (in shares) at Dec. 31, 2020	[1],[2]			7,002,000
Balance at beginning of period (in shares) at Dec. 31, 2020	[1],[2]						0
Balance at beginning of period at Dec. 31, 2020	[1],[2]	$ 220,721		$ 1		$ 222,906	$ 0	$ (2,186)	$ 0	$ 220,721	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to consummate business combinations (in shares)	[1],[2]			3,491,000
Issuance of common stock to consummate business combinations	[1],[2]	346,249				330,996				330,996	15,253
Merger recapitalization (in shares)	[1],[2]			947,000
Merger recapitalization	[1],[2]	54,605				54,605				54,605
Issuance of common stock in connection with PIPE (in shares)	[2]			300,000
Issuance of common stock in connection with PIPE	[2]	27,079				27,079				27,079
Forward share repurchase agreement		(17,000)				(17,000)				(17,000)
Purchase consideration adjustment		677				677				677
Issuance of common stock for debt conversion (in shares)	[2]			20,000
Issuance of common stock for debt conversion	[2]	1,879				1,879				1,879
Issuance of common stock for formation (in shares)	[2]			2,645,000
Issuance of common stock for formation	[2]	42,965				42,965				42,965
Issuance of common stock in connection with equity incentive plans, net (in shares)	[2]			23,000
Issuance of common stock in connection with equity incentive plans, net	[2]	319				319				319
Stock-based compensation		1,048				1,048				1,048
Net loss		(340,897)						(341,023)		(341,023)	126
Foreign currency translation adjustments		$ (3,802)							(3,802)	(3,802)
Balance at end of period (in shares) at Dec. 31, 2021	[2]						0
Balance at end of period (in shares) at Dec. 31, 2021		14,427,900	[3]	14,428,000	[2]
Balance at end of period at Dec. 31, 2021	[2]	$ 333,843		$ 1		665,474	$ 0	(343,209)	(3,802)	318,464	15,379
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity award activity, net of shares withheld for taxes (in shares)	[2]			681,000
Equity award activity, net of shares withheld for taxes	[2]	(1,295)		$ 1		(1,296)				(1,295)
Issuance of common stock for formation (in shares)	[2]			115,000
Issuance of common stock for formation	[2]	713				713				713
Stock-based compensation		6,464				6,464				6,464
Common stock repurchased in connection with forward share purchase agreement (in shares)	[2]			(170,000)			170,000
Common stock repurchased in connection with forward share purchase agreement	[2]	0				17,000	$ (17,000)
Purchase of noncontrolling interest		(31)									(31)
Distribution to noncontrolling interests		(139)									(139)
Deconsolidation of subsidiary		(14,285)									(14,285)
Net loss		(222,935)						(223,000)		(223,000)	65
Foreign currency translation adjustments		$ 3,802							3,802	3,802
Balance at end of period (in shares) at Dec. 31, 2022							170,000
Balance at end of period (in shares) at Dec. 31, 2022		15,054,431	[3]	15,054,000
Balance at end of period at Dec. 31, 2022		$ 106,137		$ 2		$ 688,355	$ (17,000)	$ (566,209)	$ 0	$ 105,148	$ 989

[1]	(1) Amounts as of March 31, 2021 and before that date differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combinations (as defined below in Note 1, Organization and Business). Specifically, the number of common shares outstanding during periods before the Business Combinations are computed on the basis of the number of common shares of UpHealth Holdings (accounting acquiror) during those periods multiplied by the exchange ratio established in the stock purchase agreement (1.00 UpHealth Holdings shares converted to 10.28 GigCapital2 shares). Common stock and additional paid-in capital were adjusted accordingly.
[2]	(2) Amounts as of September 30, 2022 and before that date differ from those published in our prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, Organization and Business). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 10:1, such that each ten shares of common stock were combined and reconstituted into one share of common stock effective December 8, 2022.
[3]	Amounts as of December 31, 2021 differ from those published in our prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, Organization and Business). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 10:1, such that each ten shares of common stock were combined and reconstituted into one share of common stock effective December 8, 2022.